May 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.

          Re:     Calvert Variable Series

                     SEC File numbers: 2-80154 and 811-3591

         Pursuant to Rule 497(c) under the Securities Act of 1933, the above-referenced Registrant hereby files the final form of Statement of Additional Information (Ameritas Portfolios) for the above-referenced Fund.

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-referenced Registrant hereby certifies that the final form of Statement of Additional Information (Calvert Portfolios) for the above-referenced Fund that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement or amendment, and the text of the most recent registration statement or amendment has been filed electronically.

     If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Ivy Wafford Duke

Ivy Wafford Duke
Associate General Counsel